Statement of Changes in Net Assets Available for Benefits - EBP 004 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Employer	$ 63,671
Participants	188,773
Rollovers	28,779
Total contributions	281,223
Investment income:
Net realized and unrealized appreciation in fair value of investments	1,409,363
Interest and dividends	42,888
Total investment income	1,452,251
Interest income on notes receivable from participants	2,886
Total additions	1,736,360
Deductions from net assets attributed to:
Benefits paid directly to participants	(1,163,112)
Administrative and investment management fees	(2,834)
Total deductions	(1,165,946)
Net increase in net assets	570,414
Beginning of year	10,283,475
End of year	$ 10,853,889